Regulatory Capital Matters (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Capital Matters [Abstract]
Future percent of common equity to risk-weighted assets	2.50%
Percent of Qualified Thrift Lender test requires		65.00%
Opening balance in liquidation account	$ 14,300